Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement on Recurring Basis

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2017 using
	Total fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	130		130
Money market fund	2,384	2,384
Short-term investments
Held-to-maturity debt investments	48,695		48,695
Long-term notes payable	35,943		35,943

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	40,715		40,715
Other invested securities	18,350		18,350
Long-term investments
Available-for-sale equity investments	2,773	2,773
Investments accounted for at fair value	321			321
Other non-current assets
Derivative instruments	168		168

Total assets measured at fair value	62,327	2,773	59,233	321

			Fair value measurement or disclosure at December 31, 2018 using
	Total fair value at December 31, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	4,264	620		4,264
Money market fund	3,723	541	3,723
Short-term investments
Held-to-maturity debt investments	27,507	4,001		27,507
Long-term notes payable	68,763	10,001		68,763
Convertible senior notes	4,923	716			4,923

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	79,558	11,571		79,558
Long-term investments
Equity investments at fair value with readily determinable fair value	4,428	644	4,428
Investments accounted for at fair value	1,457	212			1,457
Available-for-sale debt investments	1,167	170			1,167
Other non-current assets
Derivative instruments	193	28		187	6

Total assets measured at fair value	86,803	12,625	4,428	79,745	2,630

Accounts payable and accrued liabilities
Derivative instruments	123	18			123
Amounts due to related parties, non-current
Financial liability	341	50		341

Total liabilities measured at fair value	464	68	—	341	123